Other Assets and Other Liabilities (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Aug. 10, 2018
Defined Benefit Plan Disclosure [Line Items]
Notes receivable principal and interest	$ 5,515	$ 5,104
Receivables allowance for credit loss	5,500
Net operating loss carryforwards	82,400	4,700
L I B O R [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt instrument percentage			3.95%
2017-18 Exchange Trusts Interest Commitment [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest expense	4,700	3,600
Promissory Note [Member]
Defined Benefit Plan Disclosure [Line Items]
Notes receivable, principal	$ 2,500	$ 900
Debt instrument percentage	9.00%	18.00%
Promissory Note Receivable [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt instrument percentage	5.00%	5.00%
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Allowance for related party receivables		$ 15,600